Note 54 Annual fixed remuneration (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Annual fixed remuneration for 2021 [Line Items]
Annual fixed remuneration for 2021	€ 5,103
Board of Directors Chairman [Member]
Annual fixed remuneration for 2021 [Line Items]
Annual fixed remuneration for 2021	2,924
Chief Executive Officer [Member]
Annual fixed remuneration for 2021 [Line Items]
Annual fixed remuneration for 2021	€ 2,179